Other Non-current Assets - ZIM (Details) - ZIM $ in Millions	Jul. 31, 2014 USD ($)
Series 1 Notes
Other Non-current Assets
Principal amount of unsecured notes received	$ 8.8
Series 2 Notes
Other Non-current Assets
Principal amount of unsecured notes received	$ 41.1